Consolidated Statements Of Stockholder's Equity - USD ($) $ in Millions	Common Stock [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Balance at Dec. 31, 2019	$ 11,312		$ 4,437		$ 5,836
Capital contribution from Lincoln National Corporation	510		(1,820)
Stock compensation/issued for benefit plans	31
Net income (loss)			591				$ 591
Dividends paid to Lincoln National Corporation			(660)
Other comprehensive income (loss), net of tax					3,185		3,185
Balance at Dec. 31, 2020	11,853	$ (1,820)	4,167	$ 4,822	9,021	$ 4,822	25,041
Balance at Dec. 31, 2020	11,853	(1,820)	4,167	4,822	9,021	4,822	25,041
Capital contribution from Lincoln National Corporation	65
Stock compensation/issued for benefit plans	32
Net income (loss)		1,188	3,297			1,188	3,297
Dividends paid to Lincoln National Corporation			(1,910)
Other comprehensive income (loss), net of tax				(1,116)	(3,593)	(1,116)	(3,593)
Balance at Dec. 31, 2021	11,950	(632)	3,734	3,706	10,250	3,074	25,934
Capital contribution from Lincoln National Corporation	925
Stock compensation/issued for benefit plans	28
Net income (loss)		(390)	(1,675)			(390)	(1,675)
Dividends paid to Lincoln National Corporation			(645)
Other comprehensive income (loss), net of tax				(2,346)	(15,963)	(2,346)	(15,963)
Balance at Dec. 31, 2022	$ 12,903	$ (1,022)	$ 1,414	$ 1,360	$ (5,713)	$ 338	$ 8,604